10Q LONG-TERM DEBT AND LINES OF CREDIT - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 2,316
2025	1,861,023	$ 1,003,007
2026	3,649,235	1,860,900
2027	463,142	2,752,462
2028	3,250,130	463,142
2029	1,000,671	3,250,130
2030 and thereafter	5,865,304	6,828,951
Total	$ 16,091,821	$ 16,158,592